13. Property, plant and equipment (Details) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2020		Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		R$ 17,612,164		R$ 11,203,622
Adoption of IFRS 16				5,256,114
Additions		919,529		1,592,958
Write-offs		(430,995)
Disposals				(32,412)
Transfers
Other changes				(408,118)
Balance end		18,100,698		17,612,164
Commutation / transmission equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		6,428,468
Additions		(1,896,016)
Write-offs		(9,082)
Transfers		3,222,020
Balance end		7,745,390		6,428,468
Fiber Optic Cables [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		403,022		416,643
Adoption of IFRS 16
Additions		(72,046)		(65,035)
Write-offs
Disposals
Transfers		64,511		51,414
Other changes
Balance end		395,487		403,022
Leased handsets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		233,132		181,718
Adoption of IFRS 16
Additions		(142,397)		(130,822)
Write-offs		(5,185)
Disposals				(13,489)
Transfers		(5,185)		195,725
Other changes
Balance end		245,119		233,132
Infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		2,503,014		297,592
Adoption of IFRS 16
Additions		(340,315)		(440,224)
Write-offs		(535)
Disposals				(14,403)
Transfers		255,554		294,851
Other changes				(94,988)
Balance end		2,417,718		2,503,014
Informatics assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		155,942		167,214
Adoption of IFRS 16
Additions		(62,648)		(62,561)
Write-offs		(8)
Disposals
Transfers		59,130		51,289
Other changes
Balance end		59,130		155,942
General Use Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		268,847		251,490
Adoption of IFRS 16
Additions		(48,402)		(45,931)
Write-offs		(386)
Disposals				(1)
Transfers		44,325		63,289
Other changes
Balance end		264,384		268,847
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		40,794		40,794
Adoption of IFRS 16
Additions
Write-offs
Disposals
Transfers
Other changes
Balance end		40,794		40,794
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		1,585,673		1,299,663
Adoption of IFRS 16
Additions		2,734,056		3,065,213
Write-offs		(739)
Disposals				(728)
Transfers		(3,805,109)		(2,778,475)
Other changes
Balance end		513,881		1,585,673
Right-of-Use In Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		5,993,272
Adoption of IFRS 16				5,256,114
Additions		747,297		832,146
Write-offs		(415,060)
Disposals
Transfers
Other changes				(94,988)
Balance end		6,325,509		5,993,272
Commutation and Transmission Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		6,428,468		5,870,180
Adoption of IFRS 16
Additions				(1,559,828)
Disposals				(3,791)
Transfers				2,121,907
Other changes
Balance end				6,428,468
Carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		43,353,099		33,832,803
Adoption of IFRS 16				5,256,114
Additions		4,687,207		4,855,684
Write-offs		(616,791)
Disposals				(183,384)
Transfers
Other changes				(408,118)
Balance end		47,429,167		43,353,099
Carrying amount [member] | Commutation / transmission equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		22,817,681
Additions		10,464
Write-offs		(174,249)
Transfers		3,222,020
Balance end		25,875,916		22,817,681
Carrying amount [member] | Fiber Optic Cables [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		813,589		762,175
Adoption of IFRS 16
Additions
Write-offs
Disposals
Transfers		64,511		51,414
Other changes
Balance end		878,100		813,589
Carrying amount [member] | Leased handsets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		2,489,995		2,313,945
Adoption of IFRS 16
Additions		912		519
Write-offs		(7,140)
Disposals				(20,194)
Transfers		159,569		195,725
Other changes
Balance end		2,643,336		2,489,995
Carrying amount [member] | Infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		6,096,847		6,133,810
Adoption of IFRS 16
Additions		92,234
Write-offs		(8,063)
Disposals				(18,684)
Transfers		255,554		294,851
Other changes				(313,130)
Balance end		6,436,572		6,096,847
Carrying amount [member] | Informatics assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		1,721,251		1,679,328
Adoption of IFRS 16
Additions		1
Write-offs		(9,996)
Disposals				(9,366)
Transfers		59,130		51,289
Other changes
Balance end		1,770,386		1,721,251
Carrying amount [member] | General Use Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		859,505		796,839
Adoption of IFRS 16
Additions		1
Write-offs		(1,544)
Disposals				(623)
Transfers		44,325		63,289
Other changes
Balance end		902,287		859,505
Carrying amount [member] | Right-of-Use Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		6,933,416	[1]
Adoption of IFRS 16				5,256,114
Additions		1,849,539	[1]	177,229
Write-offs	[1]	(415,060)
Disposals
Transfers			[1]
Other changes				(94,988)
Balance end	[1]	8,367,895		6,933,416
Carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		40,794		40,794
Adoption of IFRS 16
Additions
Write-offs
Disposals
Transfers
Other changes
Balance end		40,794		40,794
Carrying amount [member] | Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		1,585,673		1,299,663
Adoption of IFRS 16
Additions		2,734,056		3,065,213
Write-offs		(739)
Disposals				(728)
Transfers		(3,805,109)		(2,778,475)
Other changes
Balance end		513,881		1,585,673
Carrying amount [member] | Commutation and Transmission Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		22,812,029		20,806,249
Adoption of IFRS 16
Additions				17,662
Disposals				(133,789)
Transfers				2,121,907
Other changes
Balance end				22,812,029
Accumulated Amortization [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		(25,740,935)		(22,629,181)
Adoption of IFRS 16
Additions		(3,767,678)		(3,262,726)
Write-offs		185,796
Disposals				150,972
Transfers
Other changes
Balance end		(29,328,469)		(25,740,935)
Accumulated Amortization [member] | Commutation / transmission equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		(16,389,213)
Additions		(1,906,480)
Write-offs		165,167
Transfers
Balance end		(18,130,526)		(16,389,213)
Accumulated Amortization [member] | Fiber Optic Cables [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		(410,567)		(345,532)
Adoption of IFRS 16
Additions		(72,046)		(65,035)
Write-offs
Disposals
Transfers
Other changes
Balance end		(482,613)		(410,567)
Accumulated Amortization [member] | Leased handsets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		(2,256,863)		(2,132,227)
Adoption of IFRS 16
Additions		(143,309)		(131,341)
Write-offs		1,955
Disposals				6,705
Transfers
Other changes
Balance end		(2,398,217)		(2,256,863)
Accumulated Amortization [member] | Infrastructure [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		(3,593,833)		(3,157,890)
Adoption of IFRS 16
Additions		(432,549)		(440,224)
Write-offs		7,528
Disposals				4,281
Transfers
Other changes
Balance end		(4,018,854)		(3,593,833)
Accumulated Amortization [member] | Informatics assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		(1,565,309)		(1,512,114)
Adoption of IFRS 16
Additions		(62,649)		(62,561)
Write-offs		9,988
Disposals				9,366
Transfers
Other changes
Balance end		(1,617,970)		(1,565,309)
Accumulated Amortization [member] | General Use Assets [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		(590,658)		(545,349)
Adoption of IFRS 16
Additions		(48,403)		(45,931)
Write-offs		1,158
Disposals				622
Transfers
Other changes
Balance end		(637,903)		(590,658)
Accumulated Amortization [member] | Right-of-Use In Leases [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		(940,144)
Adoption of IFRS 16
Additions		(1,102,242)		(940,144)
Write-offs
Disposals
Transfers
Other changes
Balance end		(2,042,386)		(940,144)
Accumulated Amortization [member] | Commutation and Transmission Equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Balance beginning		R$ (16,383,561)		(14,936,069)
Adoption of IFRS 16
Additions				(1,577,490)
Disposals				129,998
Transfers
Other changes
Balance end				R$ (16,383,561)

[1]	The amount of R$ 415,060 is represented by remeasurement of contracts and includes changes in the term and scope of leases and a review of the estimate in relation to low-value vehicle contracts.